Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Interconexion Electrica S.A. ESP (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Ownership interest		49.00%	49.00%
Equity	$ 105,913,439	$ 100,252,480	$ 113,903,089	$ 90,583,772
Profit (loss)	18,498,875	25,383,071	$ 35,199,480
Assets	298,242,156	280,141,090
Liabilities	$ 192,328,717	$ 179,888,610
Interconexin Elctrica S.A. ESP | Consorcio Transmantaro
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	60.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 2,173,161
Profit (loss)	494,905
Assets	8,642,239
Liabilities	$ 6,469,078
Interconexin Elctrica S.A. ESP | Interligacao Electrica Evrecy
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 390,341
Profit (loss)	(18,030)
Assets	482,180
Liabilities	$ 91,839
Interconexin Elctrica S.A. ESP | Fundo De Investimento Assis
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 10,509
Profit (loss)	31,153
Assets	$ 10,509
Interconexin Elctrica S.A. ESP | Fundo de Investimento Barra Bonita Renda Fixa Referenciado
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 18,336
Profit (loss)	9,755
Assets	$ 18,336
Interconexin Elctrica S.A. ESP | Fundo de Investimento Referenciado di Bandeirantes
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	5.43%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 80,323
Profit (loss)	47,653
Assets	$ 80,323
Interconexin Elctrica S.A. ESP | Fundo de Investimento Xavantes Referenciado di
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	7.72%
Activity	Autonomous Fund – Special Purpose Entity
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 237,716
Profit (loss)	76,412
Assets	$ 237,716
Interconexin Elctrica S.A. ESP | Interconexiones Viales
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 94
Profit (loss)	35
Assets	115
Liabilities	$ 21
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Aguapei
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 407,520
Profit (loss)	(18,694)
Assets	576,643
Liabilities	$ 169,123
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Biguau
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 339,229
Profit (loss)	46,153
Assets	391,978
Liabilities	$ 52,749
Interconexin Elctrica S.A. ESP | Interligacao Eletrica De Minas Gerais
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 411,915
Profit (loss)	42,814
Assets	456,553
Liabilities	$ 44,638
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Itapura
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 147,623
Profit (loss)	14,747
Assets	161,986
Liabilities	$ 14,363
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Itaquere
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 435,448
Profit (loss)	53,441
Assets	480,310
Liabilities	$ 44,862
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Itaunes
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 407,822
Profit (loss)	57,790
Assets	480,714
Liabilities	$ 72,892
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Norte e Nordeste
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 311,573
Profit (loss)	34,327
Assets	414,482
Liabilities	$ 102,909
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Pinheiros
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 46,320
Profit (loss)	6,376
Assets	57,739
Liabilities	$ 11,419
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Riacho Grande
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 381,618
Profit (loss)	5,468
Assets	417,380
Liabilities	$ 35,762
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Serra Do Japi
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 320,996
Profit (loss)	45,188
Assets	356,750
Liabilities	$ 35,754
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Sul
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 164,100
Profit (loss)	12,080
Assets	190,646
Liabilities	$ 26,546
Interconexin Elctrica S.A. ESP | Interligacao Eletrica Tibagi
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 205,355
Profit (loss)	24,828
Assets	231,628
Liabilities	$ 26,273
Interconexin Elctrica S.A. ESP | Internexa
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest	99.60%
Activity	Telecommunications and ICT
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 206,940
Profit (loss)	45,847
Assets	677,606
Liabilities	$ 470,666
Interconexin Elctrica S.A. ESP | Interligacao Eletrica JAGUAR 6 S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 155,601
Profit (loss)	22,176
Assets	170,507
Liabilities	$ 14,906
Interconexin Elctrica S.A. ESP | Interligacao Eletrica JAGUAR 8 S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 97,484
Profit (loss)	7,983
Assets	114,562
Liabilities	$ 17,078
Interconexin Elctrica S.A. ESP | Interligacao Eletrica JAGUAR 9 S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 384,362
Profit (loss)	72,968
Assets	438,414
Liabilities	$ 54,052
Interconexin Elctrica S.A. ESP | Internexa Participaes
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	99.60%
Activity	Investment Vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 1,349
Profit (loss)	493
Assets	$ 1,349
Interconexin Elctrica S.A. ESP | Internexa Peru
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	99.71%
Activity	Telecommunications and ICT
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 66,467
Profit (loss)	14,029
Assets	352,713
Liabilities	$ 286,246
Interconexin Elctrica S.A. ESP | ISA Bolivia
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Electric power
Country/Domicile	Bolivia
Geographic area of operations	Bolivia
Equity	$ 56,607
Profit (loss)	(18,739)
Assets	68,649
Liabilities	$ 12,042
Interconexin Elctrica S.A. ESP | ISA Capital Do Brasil
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 5,055,275
Profit (loss)	908,555
Assets	5,397,861
Liabilities	$ 342,586
Interconexin Elctrica S.A. ESP | ISA CTEEP
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	35.82%
Activity	Electric power
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 14,037,522
Profit (loss)	2,643,130
Assets	29,906,469
Liabilities	$ 15,868,947
Interconexin Elctrica S.A. ESP | ISA Interchile
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Electric power
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 1,539,590
Profit (loss)	51,064
Assets	6,356,259
Liabilities	$ 4,816,669
Interconexin Elctrica S.A. ESP | ISA Intercolombia
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest	100.00%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 150,945
Profit (loss)	57,340
Assets	447,209
Liabilities	$ 296,264
Interconexin Elctrica S.A. ESP | ISA Intervial Chile
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 4,065,409
Profit (loss)	468,012
Assets	4,750,255
Liabilities	$ 684,846
Interconexin Elctrica S.A. ESP | ISA Intervial Colombia
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest	100.00%
Activity	Roads concessions
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 667
Profit (loss)	28
Assets	$ 667
Interconexin Elctrica S.A. ESP | ISA Inversiones Chile
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 2,026,692
Profit (loss)	72,844
Assets	2,513,076
Liabilities	$ 486,384
Interconexin Elctrica S.A. ESP | ISA Inversiones Chile Vas SpA
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 4,073,599
Profit (loss)	467,432
Assets	4,074,122
Liabilities	$ 523
Interconexin Elctrica S.A. ESP | ISA Inversiones Costera Chile
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ (107,958)
Profit (loss)	10,886
Assets	93,388
Liabilities	$ 201,346
Interconexin Elctrica S.A. ESP | ISA Inversiones Tolten
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 691
Profit (loss)	13
Assets	693
Liabilities	$ 2
Interconexin Elctrica S.A. ESP | ISA Investimentos E Participacoes
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Brazilian real
Ownership interest	100.00%
Activity	Investment Vehicle
Country/Domicile	Brazil
Geographic area of operations	Brazil
Equity	$ 917,461
Profit (loss)	151,825
Assets	936,030
Liabilities	$ 18,569
Interconexin Elctrica S.A. ESP | ISA Peru
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	99.98%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 238,119
Profit (loss)	41,018
Assets	1,039,654
Liabilities	$ 801,535
Interconexin Elctrica S.A. ESP | ISA REP
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	60.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 686,374
Profit (loss)	325,713
Assets	2,032,726
Liabilities	$ 1,346,352
Interconexin Elctrica S.A. ESP | ISA Transelca
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest	100.00%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 935,321
Profit (loss)	206,032
Assets	2,004,643
Liabilities	$ 1,069,322
Interconexin Elctrica S.A. ESP | Linear Systems RE
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US dollar
Ownership interest	100.00%
Activity	Other business
Country/Domicile	Bermudas
Geographic area of operations	Bermudas
Equity	$ 48,273
Profit (loss)	6,620
Assets	191,987
Liabilities	$ 143,714
Interconexin Elctrica S.A. ESP | Proyectos De Infraestructura Del Peru
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	US Dollar
Ownership interest	100.00%
Activity	Electric power
Country/Domicile	Peru
Geographic area of operations	Peru
Equity	$ 21,829
Profit (loss)	(102)
Assets	21,894
Liabilities	$ 65
Interconexin Elctrica S.A. ESP | Ruta Costera
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest	100.00%
Activity	Roads concessions
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 198,139
Profit (loss)	25,127
Assets	2,669,249
Liabilities	$ 2,471,110
Interconexin Elctrica S.A. ESP | Ruta de La Araucania
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 285,470
Profit (loss)	6,014
Assets	461,522
Liabilities	$ 176,052
Interconexin Elctrica S.A. ESP | Ruta de Los Rios
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	75.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 51,956
Profit (loss)	(7,087)
Assets	171,659
Liabilities	$ 119,703
Interconexin Elctrica S.A. ESP | Ruta del Bosque
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 9,734
Profit (loss)	(1,472)
Assets	10,889
Liabilities	$ 1,155
Interconexin Elctrica S.A. ESP | Ruta del Loa
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 369,858
Profit (loss)	52,782
Assets	1,695,956
Liabilities	$ 1,326,098
Interconexin Elctrica S.A. ESP | Ruta del Maipo
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 2,917,795
Profit (loss)	405,418
Assets	7,487,407
Liabilities	$ 4,569,612
Interconexin Elctrica S.A. ESP | Ruta del Este Sociedad Concesionaria S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 83,674
Profit (loss)	2,894
Assets	90,356
Liabilities	$ 6,682
Interconexin Elctrica S.A. ESP | Sistemas Inteligentes en Red
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombia peso
Ownership interest	99.77%
Activity	Other business
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 15,547
Profit (loss)	4,180
Assets	31,062
Liabilities	$ 15,515
Interconexin Elctrica S.A. ESP | XM
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Colombian peso
Ownership interest	99.73%
Activity	Electric power
Country/Domicile	Colombia
Geographic area of operations	Colombia
Equity	$ 58,175
Profit (loss)	14,920
Assets	358,695
Liabilities	$ 300,520
Interconexin Elctrica S.A. ESP | Interconexiones del Norte S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Electric power
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 4,854
Profit (loss)	(743)
Assets	114,851
Liabilities	$ 109,997
Interconexin Elctrica S.A. ESP | Ruta ORBITAL SUR Sociedad Concesionaria S.A.
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures
Functional currency	Chilean peso
Ownership interest	100.00%
Activity	Roads concessions
Country/Domicile	Chile
Geographic area of operations	Chile
Equity	$ 68,267
Profit (loss)	3,057
Assets	73,441
Liabilities	$ 5,174